Taxation Paid (Tables)	12 Months Ended
Dec. 31, 2020
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Detailed Information About Tax Paid

31.	TAXATION PAID
	Amount owing at beginning of the year	(24.8)	(0.9)	(46.7)
	SA and foreign current taxation recognised in profit or loss	(366.5)	(190.6)	(145.7)
	SA and foreign current taxation recognised in OCI	—	(14.7)	—
	Amount owing at end of the year	121.3	24.8	0.9
	Translation	(8.7)	(0.4)	0.8

	Total taxation paid	(278.7)	(181.8)	(190.7)